Income Taxes - Income Tax Provision Attributable to Income from Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Expected provision using statutory federal income tax rate	$ 2,874	$ 2,554	$ 2,223
Tax-exempt income on state and municipal securities and political subdivision loans	(188)	(203)	(269)
Interest expense associated with carrying certain state and municipal securities and political subdivision loans	4	6	6
Tax-exempt income on bank owned life insurance	(90)	(86)	(78)
Other	(32)	2	108
Total income tax provision	$ 2,568	$ 2,273	$ 1,990